SHAREHOLDERS' EQUITY - Variable Interest Entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS' EQUITY
Current Assets	$ 66,100	$ 49,216
TOTAL ASSETS	310,502	303,775
Current Liabilities	66,478	87,359
TOTAL LIABILITIES	146,447	158,539
Revenues, Net	200,898	160,836
Net Income Attributable to Non-Controlling Interest	202	209
Variable Interest Entity, Primary Beneficiary
SHAREHOLDERS' EQUITY
Current Assets	306	181
Non-Current Assets	4,333	4,216
TOTAL ASSETS	4,639	4,397
Current Liabilities	33	2
Non-Current Liabilities	234	238
TOTAL LIABILITIES	267	240
Revenues, Net	240	240
Net Income Attributable to Non-Controlling Interest	$ 129	$ 140